COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
COMMITMENTS AND CONTINGENCIES
Total investment commitments	$ 74,000	$ 74,000	$ 104,000
Accrual for the aforementioned loss contingency	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0